FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Maturities of Financial Liabilities) (Details) ₪ in Millions	Dec. 31, 2018 ILS (₪)
Principal payments of long term indebtedness:
Total undisco-unted	₪ 2,235
Add offering expenses and discounts	2
Total discounted	2,237
Notes payable series D [Member]
Principal payments of long term indebtedness:
Total undisco-unted	327
Borrowing P [Member]
Principal payments of long term indebtedness:
Total undisco-unted	118
Borrowing Q [Member]
Principal payments of long term indebtedness:
Total undisco-unted	125
Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	86
Trade and other payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	785
Notes payable series B [Member]
Principal payments of long term indebtedness:
Total undisco-unted	794
Less than one year [Member]
Principal payments of long term indebtedness:
Total undisco-unted	974
Less than one year [Member] | Notes payable series D [Member]
Principal payments of long term indebtedness:
Total undisco-unted	109
Less than one year [Member] | Borrowing P [Member]
Principal payments of long term indebtedness:
Total undisco-unted	29
Less than one year [Member] | Borrowing Q [Member]
Principal payments of long term indebtedness:
Total undisco-unted	23
Less than one year [Member] | Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	28
Less than one year [Member] | Trade and other payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	785
2020 [Member]
Principal payments of long term indebtedness:
Total undisco-unted	343
2020 [Member] | Notes payable series D [Member]
Principal payments of long term indebtedness:
Total undisco-unted	109
2020 [Member] | Borrowing P [Member]
Principal payments of long term indebtedness:
Total undisco-unted	29
2020 [Member] | Borrowing Q [Member]
Principal payments of long term indebtedness:
Total undisco-unted	23
2020 [Member] | Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	23
2020 [Member] | Notes payable series B [Member]
Principal payments of long term indebtedness:
Total undisco-unted	159
2021 [Member]
Principal payments of long term indebtedness:
Total undisco-unted	338
2021 [Member] | Notes payable series D [Member]
Principal payments of long term indebtedness:
Total undisco-unted	109
2021 [Member] | Borrowing P [Member]
Principal payments of long term indebtedness:
Total undisco-unted	30
2021 [Member] | Borrowing Q [Member]
Principal payments of long term indebtedness:
Total undisco-unted	23
2021 [Member] | Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	17
2021 [Member] | Notes payable series B [Member]
Principal payments of long term indebtedness:
Total undisco-unted	159
2022 to 2023 [Member]
Principal payments of long term indebtedness:
Total undisco-unted	409
2022 to 2023 [Member] | Borrowing P [Member]
Principal payments of long term indebtedness:
Total undisco-unted	30
2022 to 2023 [Member] | Borrowing Q [Member]
Principal payments of long term indebtedness:
Total undisco-unted	45
2022 to 2023 [Member] | Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	16
2022 to 2023 [Member] | Notes payable series B [Member]
Principal payments of long term indebtedness:
Total undisco-unted	318
2024 [Member]
Principal payments of long term indebtedness:
Total undisco-unted	171
2024 [Member] | Borrowing Q [Member]
Principal payments of long term indebtedness:
Total undisco-unted	11
2024 [Member] | Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	2
2024 [Member] | Notes payable series B [Member]
Principal payments of long term indebtedness:
Total undisco-unted	₪ 158